Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other - Summary of Collateral and Contractual Commitments for Acquisition of Property, Plant And Equipment, Loans to Customers and Other (Detail) - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Collateral and contractual commitments [abstract]
Collateral given for own liabilities	$ 372	$ 404
Contractual commitments to purchase property, plant and equipment	457	416
Contractual commitments to acquire loans to customers	151	171
Other commitments	$ 1,911	$ 1,973